Balance Sheet Details - Summary of Prepaid and Other Current Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Insurance	$ 466
Security deposit	81
Clinical research	13	$ 50
Other	139	117
Total	$ 699	$ 167